UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $1,347,509 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON PLC                        SHS CL A         G0408V102    88779  1897794 SH       SOLE                  1471879        0   425915
CROSSTEX ENERGY L P            COM              22765U102     1009    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   152765  4429257 SH       SOLE                  3434557        0   994700
DUN & BRADSTREET CORP DEL NE   COM              26483E100   168182  2363103 SH       SOLE                  1968853        0   394250
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   140109  1512891 SH       SOLE                  1172891        0   340000
LOCKHEED MARTIN CORP           COM              539830109   143302  1645634 SH       SOLE                  1283019        0   362615
TEMPUR PEDIC INTL INC          COM              88023U101   147894  6322949 SH       SOLE                  4927129        0  1395820
TIME WARNER CABLE INC          COM              88732J207   254695  3102253 SH       SOLE                  2417823        0   684430
US BANCORP DEL                 COM NEW          902973304   108784  3382581 SH       SOLE                  2623541        0   759040
WESTERN UN CO                  COM              959802109   141990  8431716 SH       SOLE                  6547136        0  1884580